Share-Based Compensation and Equity - Stock Option Activity (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares
Options outstanding and exercisable under the Company's 1991 Equity and Performance Incentive Plan
Outstanding, Shares, beginning balance | shares	1.6
Expired or forfeited, Shares | shares	(0.3)
Exercised, Shares | shares	0.1
Granted, Shares | shares	0.5
Outstanding, Shares, ending balance | shares	1.7
Options exercisable, Shares | shares	0.9
Options vested and expected to vest, Shares | shares	1.6	[1]
Outstanding, weighted average exercise price, beginning balance | $ / shares	$ 37.11
Expired or forfeited, weighted average exercise price | $ / shares	48.64
Exercised, weighted average exercise price | $ / shares	29.55
Granted, Weighted average exercise price | $ / shares	32.33
Outstanding, weighted average exercise price, ending balance | $ / shares	34.21
Options exercisable, Weighted average exercise price | $ / shares	35.47
Options vested and expected to vest, weighted average exercise price | $ / shares	$ 34.25	[1]
Outstanding, Weighted Average Remaining Contractual Term	7 years
Option exercisable, Weighted average remaining contractual term	5 years
Options vested and expected to vest, weighted average remaining contractual term	7 years
Outstanding, Aggregate Intrinsic Value | $	$ 0.2	[2]
Option exercisable, aggregate Intrinsic Value | $	0.2	[2]
Options vested and expected to vest, aggregate intrinsic value | $	$ 0.2	[1],[2]

[1]	The expected to vest options are the result of applying the pre-vesting forfeiture rate assumption to total outstanding non-vested options.
[2]	The aggregate intrinsic value represents the total pre-tax intrinsic value (the difference between the Company’s closing share price on the last trading day of the year in 2015 and the exercise price, multiplied by the number of “in-the-money” options) that would have been received by the option holders had all option holders exercised their options on December 31, 2015. The amount of aggregate intrinsic value will change based on the fair market value of the Company’s common shares.